Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Unrealized gains (losses) on available-for-sale equity securities, tax recovery	$ 5,539	$ 2,847
Unrealized (losses) gains on available-for-sale debt securities, tax
Currency translation adjustments, tax